Inventories - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Inventories [Abstract]
Inventory write-offs	¥ 26,335	¥ 18,392	¥ 25,018